UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—July 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate Index Fund Investor Shares - VGSIX

Vanguard Real Estate Index Fund ETF Shares - VNQ

Vanguard Real Estate Index Fund Admiral™ Shares - VGSLX

Vanguard Real Estate Index Fund Institutional Shares - VGSNX

Vanguard Global Capital Cycles Fund Investor Shares - VGPMX

Vanguard Global ESG Select Stock Fund Investor Shares - VEIGX

Vanguard Global ESG Select Stock Fund Admiral™ Shares - VESGX

Vanguard Real Estate Index Fund
Investor Shares (VGSIX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.27%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$63,696
Number of Portfolio Holdings	167
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	7.9%
Health Care REITs	11.7%
Industrial REITs	8.5%
Multi-Family Residential REITs	6.7%
Other Specialized REITs	5.8%
Real Estate Services	7.5%
Retail REITs	11.2%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	9.8%
Vanguard Real Estate II Index Fund[1]	14.4%
Other Assets and Liabilities—Net	8.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR123

Vanguard Real Estate Index Fund
ETF Shares (VNQ) NYSE Arca
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.13%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$63,696
Number of Portfolio Holdings	167
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	7.9%
Health Care REITs	11.7%
Industrial REITs	8.5%
Multi-Family Residential REITs	6.7%
Other Specialized REITs	5.8%
Real Estate Services	7.5%
Retail REITs	11.2%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	9.8%
Vanguard Real Estate II Index Fund[1]	14.4%
Other Assets and Liabilities—Net	8.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR986

Vanguard Real Estate Index Fund
Admiral™ Shares (VGSLX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.13%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$63,696
Number of Portfolio Holdings	167
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	7.9%
Health Care REITs	11.7%
Industrial REITs	8.5%
Multi-Family Residential REITs	6.7%
Other Specialized REITs	5.8%
Real Estate Services	7.5%
Retail REITs	11.2%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	9.8%
Vanguard Real Estate II Index Fund[1]	14.4%
Other Assets and Liabilities—Net	8.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5123

Vanguard Real Estate Index Fund
Institutional Shares (VGSNX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.11%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$63,696
Number of Portfolio Holdings	167
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Data Center REITs	7.9%
Health Care REITs	11.7%
Industrial REITs	8.5%
Multi-Family Residential REITs	6.7%
Other Specialized REITs	5.8%
Real Estate Services	7.5%
Retail REITs	11.2%
Self-Storage REITs	4.8%
Single-Family Residential REITs	3.4%
Telecom Tower REITs	9.8%
Vanguard Real Estate II Index Fund[1]	14.4%
Other Assets and Liabilities—Net	8.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

Where can I find additional information about the Fund?
Additional information about the Fund and the Subsidiary, including their prospectuses, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3123

Vanguard Global Capital Cycles Fund
Investor Shares (VGPMX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.43%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$1,852
Number of Portfolio Holdings	66
Portfolio Turnover Rate	28%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Africa	2.3%
Asia	11.9%
Europe	31.2%
North America	42.3%
Oceania	2.4%
South America	6.0%
Other Assets and Liabilities—Net	3.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR53

Vanguard Global ESG Select Stock Fund
Investor Shares (VEIGX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$29	0.57%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$1,476
Number of Portfolio Holdings	37
Portfolio Turnover Rate	22%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Asia	16.9%
Europe	27.3%
North America	54.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2247

Vanguard Global ESG Select Stock Fund
Admiral™ Shares (VESGX)
Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$24	0.47%[1]
[1]	Annualized.
Fund Statistics (as of July 31, 2025)
Fund Net Assets (in millions)	$1,476
Number of Portfolio Holdings	37
Portfolio Turnover Rate	22%
Portfolio Composition % of Net Assets (as of July 31, 2025)
Asia	16.9%
Europe	27.3%
North America	54.1%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR547

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2025
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	16

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (91.7%)
Data Center REITs (7.9%)
	Equinix Inc.	3,634,060	2,853,355
	Digital Realty Trust Inc.	12,510,559	2,207,363
			5,060,718
Diversified REITs (1.7%)
	WP Carey Inc.	8,135,066	521,946
	Essential Properties Realty Trust Inc.	7,281,706	222,019
	Broadstone Net Lease Inc.	7,022,302	114,042
	Global Net Lease Inc.	7,220,319	50,470
	Alexander & Baldwin Inc.	2,701,362	48,571
	American Assets Trust Inc.	1,818,859	34,613
	Gladstone Commercial Corp.	1,704,407	22,413
	Armada Hoffler Properties Inc.	2,970,708	20,290
	CTO Realty Growth Inc.	1,160,710	19,163
	One Liberty Properties Inc.	642,399	14,377
	NexPoint Diversified Real Estate Trust	1,301,241	5,712
			1,073,616
Health Care REITs (11.7%)
	Welltower Inc.	23,589,022	3,893,840
	Ventas Inc.	16,260,783	1,092,399
	Alexandria Real Estate Equities Inc.	5,787,046	442,304
	Healthpeak Properties Inc.	25,952,363	439,633
	Omega Healthcare Investors Inc.	10,469,971	407,282
	American Healthcare REIT Inc.	5,896,025	227,822
	CareTrust REIT Inc.	6,972,761	221,734
	Healthcare Realty Trust Inc. Class A	12,389,409	190,301
	Sabra Health Care REIT Inc.	8,839,545	159,377
	National Health Investors Inc.	1,734,318	121,160
[1]	Medical Properties Trust Inc.	15,147,455	62,408
	LTC Properties Inc.	1,704,538	58,023
[1]	Sila Realty Trust Inc.	2,060,943	50,369
	Diversified Healthcare Trust	6,287,209	20,559
	Universal Health Realty Income Trust	488,732	18,958
	Community Healthcare Trust Inc.	1,050,952	16,153
	Global Medical REIT Inc.	2,355,813	15,737
			7,438,059
Hotel & Resort REITs (1.7%)
	Host Hotels & Resorts Inc.	25,752,755	404,833
	Ryman Hospitality Properties Inc.	2,117,864	201,324
	Apple Hospitality REIT Inc.	8,428,809	99,038
	Park Hotels & Resorts Inc.	7,497,460	79,923
	Sunstone Hotel Investors Inc.	7,098,726	62,114
	DiamondRock Hospitality Co.	7,754,643	59,866
	Xenia Hotels & Resorts Inc.	3,768,653	47,900
	Pebblebrook Hotel Trust	4,409,451	44,227
	RLJ Lodging Trust	5,636,570	41,711
	Summit Hotel Properties Inc.	4,130,377	21,561
	Service Properties Trust	5,873,949	15,448
	Chatham Lodging Trust	1,726,264	11,773
			1,089,718
Industrial REITs (8.5%)
	Prologis Inc.	34,438,386	3,677,331
	Rexford Industrial Realty Inc.	8,775,286	320,561
	EastGroup Properties Inc.	1,941,832	316,985
	First Industrial Realty Trust Inc.	4,919,472	239,677
	STAG Industrial Inc.	6,934,292	238,054
	Terreno Realty Corp.	3,827,888	212,409
	Americold Realty Trust Inc.	10,049,645	161,598
[1]	Lineage Inc.	2,542,461	109,707

Real Estate Index Fund
		Shares	Market Value• ($000)
	LXP Industrial Trust	10,994,427	85,317
	Innovative Industrial Properties Inc.	1,052,263	54,402
	Plymouth Industrial REIT Inc.	1,520,424	22,077
			5,438,118
Multi-Family Residential REITs (6.7%)
	AvalonBay Communities Inc.	5,289,125	985,258
	Equity Residential	12,695,815	802,375
	Essex Property Trust Inc.	2,389,723	621,758
	Mid-America Apartment Communities Inc.	4,342,961	618,568
	UDR Inc.	11,688,391	459,237
	Camden Property Trust	3,966,042	433,092
	Independence Realty Trust Inc.	8,586,484	143,995
	Elme Communities	3,270,378	49,317
	Veris Residential Inc.	3,108,023	43,761
	Apartment Investment & Management Co. Class A	5,013,317	42,162
	Centerspace	622,064	33,859
	NexPoint Residential Trust Inc.	855,247	26,667
	BRT Apartments Corp.	422,945	6,154
			4,266,203
Office REITs (2.7%)
	BXP Inc.	5,512,330	360,672
	Vornado Realty Trust	6,062,448	232,919
	Cousins Properties Inc.	6,237,797	169,044
	Kilroy Realty Corp.	4,174,722	153,880
	SL Green Realty Corp.	2,637,955	151,023
	Highwoods Properties Inc.	4,004,524	116,171
	COPT Defense Properties	4,194,276	114,420
	Douglas Emmett Inc.	6,218,324	94,270
	JBG SMITH Properties	3,048,366	64,564
*	Paramount Group Inc.	6,926,154	42,388
	Empire State Realty Trust Inc. Class A	5,255,508	38,050
	Piedmont Realty Trust Inc.	4,627,111	34,981
	Easterly Government Properties Inc. Class A	1,525,819	33,568
*	Hudson Pacific Properties Inc.	12,589,188	30,844
	Brandywine Realty Trust	6,438,193	25,753
	Peakstone Realty Trust	1,363,393	18,542
*	NET Lease Office Properties	522,332	17,336
*,2	New York REIT Liquidating LLC	1,208	3
			1,698,428
Other (14.4%)[3]
[4,5]	Vanguard Real Estate II Index Fund	428,915,780	9,195,955
Other Specialized REITs (5.8%)
	VICI Properties Inc. Class A	35,772,341	1,166,178
	Iron Mountain Inc.	10,912,874	1,062,478
	Gaming & Leisure Properties Inc.	10,210,284	465,385
	Lamar Advertising Co. Class A	3,238,121	395,860
	EPR Properties	2,825,875	155,536
	Millrose Properties Inc.	4,583,728	137,466
	Four Corners Property Trust Inc.	3,712,454	93,702
	Outfront Media Inc.	5,271,943	92,417
*	Uniti Group Inc.	9,073,969	48,274
	Safehold Inc.	1,736,776	24,298
	Farmland Partners Inc.	1,622,941	16,992
	Gladstone Land Corp.	1,275,358	11,733
			3,670,319
Retail REITs (11.2%)
	Simon Property Group Inc.	12,120,335	1,985,190
	Realty Income Corp.	33,130,172	1,859,597
	Kimco Realty Corp.	25,244,089	535,932
	Regency Centers Corp.	6,406,397	457,417
	Brixmor Property Group Inc.	11,370,898	297,122
	NNN REIT Inc.	6,986,348	288,257
	Agree Realty Corp.	3,987,815	285,926
	Federal Realty Investment Trust	3,027,564	279,020
	Kite Realty Group Trust	8,167,948	179,531
	Phillips Edison & Co. Inc.	4,658,276	157,403
	Macerich Co.	9,381,572	156,766

Real Estate Index Fund
		Shares	Market Value• ($000)
	Tanger Inc.	4,206,302	126,273
	Urban Edge Properties	4,669,686	92,086
	Acadia Realty Trust	4,447,576	83,259
[1]	InvenTrust Properties Corp.	2,876,121	79,295
	Curbline Properties Corp.	3,516,056	77,705
[1]	NETSTREIT Corp.	3,035,549	55,338
	Getty Realty Corp.	1,942,034	53,969
	Alexander's Inc.	85,235	21,410
	Whitestone REIT	1,604,980	19,565
	SITE Centers Corp.	1,751,415	18,863
	Saul Centers Inc.	495,739	15,973
	CBL & Associates Properties Inc.	573,745	15,525
*,2	Spirit MTA REIT	2,071,263	186
			7,141,608
Self-Storage REITs (4.8%)
	Public Storage	5,865,271	1,595,002
	Extra Space Storage Inc.	7,884,532	1,059,366
	CubeSmart	8,365,974	325,520
	National Storage Affiliates Trust	2,696,814	79,448
			3,059,336
Single-Family Residential REITs (3.4%)
	Invitation Homes Inc.	21,630,677	662,980
	Sun Communities Inc.	4,740,079	587,912
	American Homes 4 Rent Class A	12,355,108	428,599
	Equity LifeStyle Properties Inc.	6,745,769	404,206
	UMH Properties Inc.	2,914,737	47,452
			2,131,149
Telecom Tower REITs (9.8%)
	American Tower Corp.	17,391,038	3,624,119
	Crown Castle Inc.	16,176,857	1,700,026
	SBA Communications Corp.	4,013,320	901,873
			6,226,018
Timber REITs (1.4%)
	Weyerhaeuser Co.	26,966,550	675,512
	Rayonier Inc.	5,508,441	128,402
	PotlatchDeltic Corp.	2,778,581	113,616
			917,530
Total Equity Real Estate Investment Trusts (REITs) (Cost $56,827,297)			58,406,775
Real Estate Management & Development (7.9%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,405,569	70,981
*	Tejon Ranch Co.	748,608	13,445
	RMR Group Inc. Class A	587,409	9,434
			93,860
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,214,424	83,467
*	Forestar Group Inc.	752,085	18,652
			102,119
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	648,133	36,736
	Kennedy-Wilson Holdings Inc.	4,107,355	30,066
*,1	Seritage Growth Properties Class A	1,248,897	3,984
			70,786
Real Estate Services (7.5%)
*	CBRE Group Inc. Class A	11,140,239	1,734,981
*	CoStar Group Inc.	15,594,163	1,484,408
*	Zillow Group Inc. Class C	6,049,843	481,265
*	Jones Lang LaSalle Inc.	1,765,057	477,201
*	Zillow Group Inc. Class A	2,056,063	157,803
*	Compass Inc. Class A	17,000,525	134,984
*	Cushman & Wakefield plc	8,588,944	104,699
	Newmark Group Inc. Class A	5,320,856	80,718
*,1	Opendoor Technologies Inc.	18,178,271	33,448
	Marcus & Millichap Inc.	948,022	29,540
[1]	eXp World Holdings Inc.	2,256,805	24,328

Real Estate Index Fund
	Shares	Market Value• ($000)
* Anywhere Real Estate Inc.	3,530,690	16,312
		4,759,687
Total Real Estate Management & Development (Cost $4,115,924)		5,026,452
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7] Vanguard Market Liquidity Fund, 4.367% (Cost $413,992)	4,140,612	414,020
Total Investments (100.2%) (Cost $61,357,213)		63,847,247
Other Assets and Liabilities—Net (-0.2%)		(151,157)
Net Assets (100%)		63,696,090
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,784.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $183,155 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/26	BANA	5,060	(4.338)	—	(98)
CoStar Group Inc.	8/31/26	BANA	6,030	(4.338)	1,087	—
CubeSmart	1/30/26	GSI	5,775	(4.338)	—	(338)
eXp World Holdings Inc.	1/30/26	GSI	5,704	(4.338)	398	—
Lamar Advertising Co. Class A	1/30/26	GSI	4,324	(4.338)	—	(53)
Medical Properties Trust Inc.	1/30/26	GSI	15,507	(4.338)	162	—
Opendoor Technologies Inc.	1/30/26	GSI	4,834	(4.338)	3,710	—
VICI Properties Inc. Class A	8/29/25	BANA	110,840	(5.088)	1,000	—
VICI Properties Inc. Class A	8/31/26	BANA	2,797	(4.982)	—	(29)
Welltower Inc.	8/29/25	BANA	76,865	(4.488)	5,383	—
					11,740	(518)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $13,880 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $52,887,049)	54,237,272
Affiliated Issuers (Cost $413,992)	414,020
Vanguard Real Estate II Index Fund (Cost $8,056,172)	9,195,955
Total Investments in Securities	63,847,247
Investment in Vanguard	1,365
Receivables for Investment Securities Sold	4,524
Receivables for Accrued Income	12,409
Receivables for Capital Shares Issued	20,104
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,740
Total Assets	63,897,389
Liabilities
Due to Custodian	1,456
Payables for Investment Securities Purchased	501
Collateral for Securities on Loan	183,155
Payables for Capital Shares Redeemed	12,476
Payables to Vanguard	3,193
Unrealized Depreciation—Over-the-Counter Swap Contracts	518
Total Liabilities	201,299
Net Assets	63,696,090
1 Includes $150,784 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	66,085,173
Total Distributable Earnings (Loss)	(2,389,083)
Net Assets	63,696,090

Investor Shares—Net Assets
Applicable to 2,474,271 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,301
Net Asset Value Per Share—Investor Shares	$29.63

ETF Shares—Net Assets
Applicable to 375,373,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,460,133
Net Asset Value Per Share—ETF Shares	$89.14

Admiral™ Shares—Net Assets
Applicable to 159,522,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,152,826
Net Asset Value Per Share—Admiral Shares	$126.33

Institutional Shares—Net Assets
Applicable to 511,934,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,009,830
Net Asset Value Per Share—Institutional Shares	$19.55
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	831,456
Dividends—Vanguard Real Estate II Index Fund	178,728
Interest—Unaffiliated Issuers	101
Interest—Affiliated Issuers	3,814
Securities Lending—Net	638
Total Income	1,014,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	632
Management and Administrative—Investor Shares	93
Management and Administrative—ETF Shares	17,375
Management and Administrative—Admiral Shares	10,731
Management and Administrative—Institutional Shares	4,269
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	644
Marketing and Distribution—Admiral Shares	465
Marketing and Distribution—Institutional Shares	149
Custodian Fees	25
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	979
Shareholders’ Reports and Proxy Fees—Admiral Shares	156
Shareholders’ Reports and Proxy Fees—Institutional Shares	213
Trustees’ Fees and Expenses	18
Other Expenses	29
Total Expenses	35,780
Net Investment Income	978,957
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	105,030
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	271,094
Investment Securities Sold—Affiliated Issuers	5
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	17,128
Realized Net Gain (Loss)	393,257
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,036,835)
Investment Securities—Affiliated Issuers	—
Investment Securities—Vanguard Real Estate II Index Fund	(142,637)
Swap Contracts	6,517
Change in Unrealized Appreciation (Depreciation)	(1,172,955)
Net Increase (Decrease) in Net Assets Resulting from Operations	199,259
1	Includes $1,010,084 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	978,957	1,819,064
Realized Net Gain (Loss)	393,257	931,611
Change in Unrealized Appreciation (Depreciation)	(1,172,955)	4,771,314
Net Increase (Decrease) in Net Assets Resulting from Operations	199,259	7,521,989
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(1,455)	(2,305)
ETF Shares	(684,383)	(1,010,254)
Admiral Shares	(405,013)	(601,430)
Institutional Shares	(201,614)	(303,772)
Return of Capital
Investor Shares	—	(723)
ETF Shares	—	(317,245)
Admiral Shares	—	(188,864)
Institutional Shares	—	(95,392)
Total Distributions	(1,292,465)	(2,519,985)
Capital Share Transactions
Investor Shares	(4,909)	(13,347)
ETF Shares	(1,069,919)	217,195
Admiral Shares	(27,843)	(947,161)
Institutional Shares	46,179	(621,858)
Net Increase (Decrease) from Capital Share Transactions	(1,056,492)	(1,365,171)
Total Increase (Decrease)	(2,149,698)	3,636,833
Net Assets
Beginning of Period	65,845,788	62,208,955
End of Period	63,696,090	65,845,788
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.11	$27.89	$30.26	$35.37	$28.23	$31.21
Investment Operations
Net Investment Income[1]	.431	.774	.787	.684	.602	.586
Net Realized and Unrealized Gain (Loss) on Investments	(.335)	2.544	(2.036)	(4.766)	7.475	(2.498)
Total from Investment Operations	.096	3.318	(1.249)	(4.082)	8.077	(1.912)
Distributions
Dividends from Net Investment Income	(.576)	(.836)	(.833)	(.686)	(.620)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.262)	(.288)	(.342)	(.317)	(.444)
Total Distributions	(.576)	(1.098)	(1.121)	(1.028)	(.937)	(1.068)
Net Asset Value, End of Period	$29.63	$30.11	$27.89	$30.26	$35.37	$28.23
Total Return[2]	0.33%	12.07%	-3.91%	-11.39%	28.73%	-5.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73	$79	$86	$127	$196	$188
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[3]	0.26%	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.88%	2.62%	2.87%	2.18%	1.77%	2.18%
Portfolio Turnover Rate[5]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$90.61	$83.94	$91.06	$106.44	$84.96	$93.93
Investment Operations
Net Investment Income[1]	1.362	2.473	2.527	2.240	1.960	1.889
Net Realized and Unrealized Gain (Loss) on Investments	(1.032)	7.631	(6.154)	(14.394)	22.486	(7.525)
Total from Investment Operations	.330	10.104	(3.627)	(12.154)	24.446	(5.636)
Distributions
Dividends from Net Investment Income	(1.800)	(2.613)	(2.595)	(2.152)	(1.943)	(1.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.821)	(.898)	(1.074)	(1.023)	(1.387)
Total Distributions	(1.800)	(3.434)	(3.493)	(3.226)	(2.966)	(3.334)
Net Asset Value, End of Period	$89.14	$90.61	$83.94	$91.06	$106.44	$84.96
Total Return	0.38%	12.22%	-3.81%	-11.25%	28.88%	-5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,460	$35,127	$32,359	$36,825	$46,673	$32,064
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.03%	2.78%	3.07%	2.38%	1.90%	2.33%
Portfolio Turnover Rate[4]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.41	$118.96	$129.05	$150.85	$120.40	$133.12
Investment Operations
Net Investment Income[1]	1.927	3.495	3.613	3.201	2.761	2.677
Net Realized and Unrealized Gain (Loss) on Investments	(1.456)	10.820	(8.752)	(20.428)	31.890	(10.672)
Total from Investment Operations	.471	14.315	(5.139)	(17.227)	34.651	(7.995)
Distributions
Dividends from Net Investment Income	(2.551)	(3.702)	(3.678)	(3.050)	(2.770)	(2.759)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.163)	(1.273)	(1.523)	(1.431)	(1.966)
Total Distributions	(2.551)	(4.865)	(4.951)	(4.573)	(4.201)	(4.725)
Net Asset Value, End of Period	$126.33	$128.41	$118.96	$129.05	$150.85	$120.40
Total Return[2]	0.38%	12.22%	-3.75%	-11.26%	28.91%	-5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,153	$20,511	$19,879	$22,110	$25,764	$19,702
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[3]	0.12%	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.02%	2.77%	3.10%	2.41%	1.90%	2.33%
Portfolio Turnover Rate[5]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.88	$18.41	$19.97	$23.35	$18.64	$20.60
Investment Operations
Net Investment Income[1]	.300	.542	.565	.500	.432	.421
Net Realized and Unrealized Gain (Loss) on Investments	(.233)	1.685	(1.355)	(3.168)	4.933	(1.646)
Total from Investment Operations	.067	2.227	(.790)	(2.668)	5.365	(1.225)
Distributions
Dividends from Net Investment Income	(.397)	(.576)	(.572)	(.475)	(.432)	(.429)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.181)	(.198)	(.237)	(.223)	(.306)
Total Distributions	(.397)	(.757)	(.770)	(.712)	(.655)	(.735)
Net Asset Value, End of Period	$19.55	$19.88	$18.41	$19.97	$23.35	$18.64
Total Return	0.35%	12.28%	-3.73%	-11.27%	28.91%	-5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,010	$10,128	$9,885	$10,610	$12,089	$9,478
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[2]	0.10%	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.05%	2.78%	3.13%	2.43%	1.92%	2.37%
Portfolio Turnover Rate[4]	4%	7%	9%	7%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,365,000, representing less than 0.01% of the fund’s net assets and 0.55% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,433,038	—	189	63,433,227
Temporary Cash Investments	414,020	—	—	414,020
Total	63,847,058	—	189	63,847,247

Derivative Financial Instruments
Assets
Swap Contracts	—	11,740	—	11,740
Liabilities
Swap Contracts	—	(518)	—	(518)
D.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,734,768
Gross Unrealized Appreciation	9,252,647
Gross Unrealized Depreciation	(7,128,946)
Net Unrealized Appreciation (Depreciation)	2,123,701
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $4,736,972,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2025, the fund purchased $2,260,146,000 of investment securities and sold $2,270,236,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,464,170,000 and $3,584,818,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $84,879,000 and sales were $2,770,000, resulting in net realized loss of $51,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,662	123	7,055	239
Issued in Lieu of Cash Distributions	1,455	49	3,028	104
Redeemed	(10,026)	(336)	(23,430)	(805)
Net Increase (Decrease)—Investor Shares	(4,909)	(164)	(13,347)	(462)
ETF Shares
Issued	2,518,451	27,891	6,074,790	68,377
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,588,370)	(40,200)	(5,857,595)	(66,200)
Net Increase (Decrease)—ETF Shares	(1,069,919)	(12,309)	217,195	2,177
Admiral Shares
Issued	1,213,504	9,559	2,272,459	18,159
Issued in Lieu of Cash Distributions	357,725	2,836	699,132	5,607
Redeemed	(1,599,072)	(12,599)	(3,918,752)	(31,144)
Net Increase (Decrease)—Admiral Shares	(27,843)	(204)	(947,161)	(7,378)

Real Estate Index Fund
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	796,141	40,410	1,697,501	88,687
Issued in Lieu of Cash Distributions	195,298	10,003	383,313	19,892
Redeemed	(945,260)	(48,073)	(2,702,672)	(135,862)
Net Increase (Decrease)—Institutional Shares	46,179	2,340	(621,858)	(27,283)
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	5	—	3,814	—	414,020
Vanguard Real Estate II Index Fund	9,159,864	178,728	—	—	(142,637)	178,728	—	9,195,955
Total	9,563,162	178,728	—	5	(142,637)	182,542	—	9,609,975
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (90.3%)
Data Center REITs (9.3%)
	Equinix Inc.	633,029	497,036
	Digital Realty Trust Inc.	2,179,285	384,513
			881,549
Diversified REITs (2.0%)
	WP Carey Inc.	1,417,435	90,943
	Essential Properties Realty Trust Inc.	1,267,845	38,657
	Broadstone Net Lease Inc.	1,224,639	19,888
	Global Net Lease Inc.	1,252,383	8,754
	Alexander & Baldwin Inc.	469,132	8,435
	American Assets Trust Inc.	318,094	6,053
	Gladstone Commercial Corp.	296,834	3,903
	Armada Hoffler Properties Inc.	522,387	3,568
	CTO Realty Growth Inc.	202,590	3,345
	One Liberty Properties Inc.	111,637	2,498
	NexPoint Diversified Real Estate Trust	229,324	1,007
			187,051
Health Care REITs (13.8%)
	Welltower Inc.	4,196,381	692,697
	Ventas Inc.	2,832,726	190,303
	Alexandria Real Estate Equities Inc.	1,008,135	77,052
	Healthpeak Properties Inc.	4,519,678	76,563
	Omega Healthcare Investors Inc.	1,823,251	70,924
	American Healthcare REIT Inc.	1,027,192	39,691
	CareTrust REIT Inc.	1,214,048	38,607
	Healthcare Realty Trust Inc. Class A	2,158,322	33,152
	Sabra Health Care REIT Inc.	1,538,687	27,742
	National Health Investors Inc.	302,039	21,100
[1]	Medical Properties Trust Inc.	3,298,509	13,590
	LTC Properties Inc.	296,742	10,101
[1]	Sila Realty Trust Inc.	358,138	8,753
	Diversified Healthcare Trust	1,090,016	3,564
	Universal Health Realty Income Trust	84,670	3,284
	Community Healthcare Trust Inc.	184,840	2,841
	Global Medical REIT Inc.	418,351	2,795
			1,312,759
Hotel & Resort REITs (2.0%)
	Host Hotels & Resorts Inc.	4,484,573	70,497
	Ryman Hospitality Properties Inc.	368,689	35,048
	Apple Hospitality REIT Inc.	1,466,232	17,228
	Sunstone Hotel Investors Inc.	1,236,734	10,821
	DiamondRock Hospitality Co.	1,350,694	10,427
	Park Hotels & Resorts Inc.	903,098	9,627
	Xenia Hotels & Resorts Inc.	655,988	8,338
	Pebblebrook Hotel Trust	766,062	7,684
	RLJ Lodging Trust	977,273	7,232
	Summit Hotel Properties Inc.	728,838	3,805
	Service Properties Trust	1,023,869	2,693
	Chatham Lodging Trust	303,144	2,067
			185,467
Industrial REITs (10.0%)
	Prologis Inc.	5,998,903	640,563
	Rexford Industrial Realty Inc.	1,527,595	55,803
	EastGroup Properties Inc.	338,163	55,202
	First Industrial Realty Trust Inc.	856,295	41,719
	STAG Industrial Inc.	1,208,428	41,485
	Terreno Realty Corp.	666,256	36,970
	Americold Realty Trust Inc.	1,749,154	28,126
	Lineage Inc.	442,875	19,110

Real Estate II Index Fund
		Shares	Market Value• ($000)
	LXP Industrial Trust	1,920,869	14,906
	Innovative Industrial Properties Inc.	183,134	9,468
	Plymouth Industrial REIT Inc.	268,853	3,904
			947,256
Multi-Family Residential REITs (7.6%)
	AvalonBay Communities Inc.	921,516	171,660
	Equity Residential	2,211,890	139,791
	Essex Property Trust Inc.	416,378	108,333
	Mid-America Apartment Communities Inc.	614,704	87,552
	UDR Inc.	2,035,881	79,990
	Camden Property Trust	690,858	75,442
	Independence Realty Trust Inc.	1,495,108	25,073
	Elme Communities	568,407	8,572
	Veris Residential Inc.	541,156	7,619
	Apartment Investment & Management Co. Class A	870,933	7,325
	Centerspace	107,984	5,878
	NexPoint Residential Trust Inc.	149,420	4,659
	BRT Apartments Corp.	73,017	1,062
			722,956
Office REITs (3.1%)
	BXP Inc.	972,922	63,658
	Vornado Realty Trust	1,055,363	40,547
	Cousins Properties Inc.	1,086,132	29,434
	Kilroy Realty Corp.	726,299	26,771
	SL Green Realty Corp.	459,083	26,283
	Highwoods Properties Inc.	697,341	20,230
	COPT Defense Properties	730,041	19,916
	Douglas Emmett Inc.	1,082,513	16,411
	JBG SMITH Properties	531,213	11,251
*	Paramount Group Inc.	1,205,439	7,377
	Empire State Realty Trust Inc. Class A	914,492	6,621
	Piedmont Realty Trust Inc.	806,943	6,101
	Easterly Government Properties Inc. Class A	267,133	5,877
*	Hudson Pacific Properties Inc.	2,194,890	5,378
	Brandywine Realty Trust	1,136,369	4,545
	Peakstone Realty Trust	239,914	3,263
*	NET Lease Office Properties	90,882	3,016
			296,679
Other Specialized REITs (6.9%)
	VICI Properties Inc. Class A	6,839,033	222,953
	Iron Mountain Inc.	1,900,995	185,081
	Gaming & Leisure Properties Inc.	1,778,301	81,055
	Lamar Advertising Co. Class A	569,994	69,682
	EPR Properties	491,933	27,076
	Millrose Properties Inc.	798,078	23,934
	Four Corners Property Trust Inc.	646,523	16,318
	Outfront Media Inc.	920,978	16,145
*	Uniti Group Inc.	1,578,830	8,399
	Safehold Inc.	300,529	4,204
	Farmland Partners Inc.	282,032	2,953
	Gladstone Land Corp.	224,926	2,069
			659,869
Retail REITs (13.1%)
	Simon Property Group Inc.	2,111,329	345,815
	Realty Income Corp.	5,771,182	323,936
	Kimco Realty Corp.	4,396,541	93,339
	Regency Centers Corp.	1,116,566	79,723
	Brixmor Property Group Inc.	1,979,924	51,735
	NNN REIT Inc.	1,216,446	50,190
	Agree Realty Corp.	694,788	49,816
	Federal Realty Investment Trust	527,666	48,630
	Kite Realty Group Trust	1,421,646	31,248
	Phillips Edison & Co. Inc.	811,027	27,405
	Macerich Co.	1,632,650	27,282
	Tanger Inc.	732,227	21,981
	Urban Edge Properties	812,478	16,022
	Acadia Realty Trust	775,691	14,521
	InvenTrust Properties Corp.	500,452	13,797

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Curbline Properties Corp.	612,989	13,547
	NETSTREIT Corp.	527,843	9,623
	Getty Realty Corp.	337,722	9,385
	Alexander's Inc.	14,957	3,757
	Whitestone REIT	279,136	3,403
	SITE Centers Corp.	304,576	3,280
	Saul Centers Inc.	85,257	2,747
	CBL & Associates Properties Inc.	100,069	2,708
*,2	Spirit MTA REIT	257,871	23
			1,243,913
Self-Storage REITs (5.6%)
	Public Storage	1,021,735	277,850
	Extra Space Storage Inc.	1,373,506	184,544
	CubeSmart	1,480,973	57,625
	National Storage Affiliates Trust	469,921	13,844
			533,863
Single-Family Residential REITs (3.8%)
	Invitation Homes Inc.	3,768,509	115,505
	Sun Communities Inc.	750,554	93,091
	American Homes 4 Rent Class A	2,151,851	74,648
	Equity LifeStyle Properties Inc.	1,174,899	70,400
	UMH Properties Inc.	506,016	8,238
			361,882
Telecom Tower REITs (11.4%)
	American Tower Corp.	3,029,316	631,279
	Crown Castle Inc.	2,817,715	296,114
	SBA Communications Corp.	699,174	157,118
			1,084,511
Timber REITs (1.7%)
	Weyerhaeuser Co.	4,697,700	117,677
	Rayonier Inc.	958,436	22,341
	PotlatchDeltic Corp.	483,626	19,776
			159,794
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,410,528)			8,577,549
Real Estate Management & Development (9.3%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	244,798	12,362
*	Tejon Ranch Co.	130,198	2,338
	RMR Group Inc. Class A	103,334	1,660
			16,360
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	211,377	14,528
*	Forestar Group Inc.	130,958	3,248
			17,776
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	112,791	6,393
	Kennedy-Wilson Holdings Inc.	716,958	5,248
*	Seritage Growth Properties Class A	219,464	700
			12,341
Real Estate Services (8.8%)
*	CBRE Group Inc. Class A	1,940,566	302,224
*	CoStar Group Inc.	2,729,401	259,812
*	Zillow Group Inc. Class C	1,051,959	83,683
*	Jones Lang LaSalle Inc.	307,542	83,147
*	Zillow Group Inc. Class A	360,374	27,659
*	Compass Inc. Class A	2,961,723	23,516
*	Cushman & Wakefield plc	1,494,638	18,220
	Newmark Group Inc. Class A	927,060	14,063
*,1	Opendoor Technologies Inc.	3,980,699	7,324
	eXp World Holdings Inc.	490,152	5,284
	Marcus & Millichap Inc.	164,817	5,136
*	Anywhere Real Estate Inc.	614,749	2,840
			832,908
Total Real Estate Management & Development (Cost $675,848)			879,385

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 4.367% (Cost $54,731)	547,387	54,733
Total Investments (100.2%) (Cost $8,141,107)		9,511,667
Other Assets and Liabilities—Net (-0.2%)		(18,816)
Net Assets (100%)		9,492,851
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,943.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,368 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Mid-America Apartment Communities Inc.	8/29/25	BANA	12,137	(4.338)	—	(377)
Mid-America Apartment Communities Inc.	8/29/25	BANA	8,881	(4.338)	—	(276)
Park Hotels & Resorts Inc.	1/30/26	GSI	4,384	(4.338)	—	(128)
Sun Communities Inc.	8/29/25	BANA	9,487	(4.338)	—	(141)
					—	(922)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,086,376)	9,456,934
Affiliated Issuers (Cost $54,731)	54,733
Total Investments in Securities	9,511,667
Investment in Vanguard	239
Cash	383
Receivables for Accrued Income	2,601
Receivables for Capital Shares Issued	42
Total Assets	9,514,932
Liabilities
Payables for Investment Securities Purchased	452
Collateral for Securities on Loan	20,368
Payables to Vanguard	339
Unrealized Depreciation—Over-the-Counter Swap Contracts	922
Total Liabilities	22,081
Net Assets	9,492,851
1 Includes $15,943 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	8,328,344
Total Distributable Earnings (Loss)	1,164,507
Net Assets	9,492,851

Net Assets
Applicable to 442,766,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,492,851
Net Asset Value Per Share	$21.44
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends	141,694
Interest[1]	376
Securities Lending—Net	82
Total Income	142,152
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative	3,539
Marketing and Distribution	67
Custodian Fees	36
Shareholders’ Reports and Proxy Fees	10
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	3,742
Net Investment Income	138,410
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,754
Investment Securities Sold[1]	(48,916)
Swap Contracts	(3,512)
Realized Net Gain (Loss)	(34,674)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(63,911)
Swap Contracts	(1,313)
Change in Unrealized Appreciation (Depreciation)	(65,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,512
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $356, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,410	255,127
Realized Net Gain (Loss)	(34,674)	(27,643)
Change in Unrealized Appreciation (Depreciation)	(65,224)	810,997
Net Increase (Decrease) in Net Assets Resulting from Operations	38,512	1,038,481
Distributions
Net Investment Income and/or Realized Capital Gains	(184,400)	(262,200)
Return of Capital	—	(83,536)
Total Distributions	(184,400)	(345,736)
Capital Share Transactions
Issued	12,227	46,455
Issued in Lieu of Cash Distributions	184,400	345,736
Redeemed	(3,136)	(65,552)
Net Increase (Decrease) from Capital Share Transactions	193,491	326,639
Total Increase (Decrease)	47,603	1,019,384
Net Assets
Beginning of Period	9,445,248	8,425,864
End of Period	9,492,851	9,445,248
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.78	$20.16	$21.86	$25.69	$20.50	$22.64
Investment Operations
Net Investment Income[1]	.316	.599	.620	.558	.484	.471
Net Realized and Unrealized Gain (Loss) on Investments	(.233)	1.836	(1.476)	(3.493)	5.427	(1.808)
Total from Investment Operations	.083	2.435	(.856)	(2.935)	5.911	(1.337)
Distributions
Dividends from Net Investment Income	(.423)	(.618)	(.625)	(.528)	(.477)	(.465)
Distributions from Realized Capital Gains	—	—	—	(.238)	(.034)	—
Return of Capital	—	(.197)	(.219)	(.129)	(.210)	(.338)
Total Distributions	(.423)	(.815)	(.844)	(.895)	(.721)	(.803)
Net Asset Value, End of Period	$21.44	$21.78	$20.16	$21.86	$25.69	$20.50
Total Return	0.39%	12.26%	-3.68%	-11.23%	28.96%	-5.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,493	$9,445	$8,426	$8,690	$9,542	$7,400
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.80%	3.14%	2.47%	1.95%	2.41%
Portfolio Turnover Rate	2%	4%	6%	5%[3]	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2025, the Real Estate Index Fund was the record and beneficial owner of 96.9% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $239,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,456,911	—	23	9,456,934
Temporary Cash Investments	54,733	—	—	54,733
Total	9,511,644	—	23	9,511,667

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(922)	—	(922)

Real Estate II Index Fund
D.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,185,470
Gross Unrealized Appreciation	2,275,420
Gross Unrealized Depreciation	(950,145)
Net Unrealized Appreciation (Depreciation)	1,325,275
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $98,660,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended July 31, 2025, the fund purchased $334,841,000 of investment securities and sold $171,674,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $14,135,000 and sales were $547,000, resulting in net realized loss of $6,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	Shares (000)	Shares (000)
Issued	570	2,234
Issued in Lieu of Cash Distributions	8,618	16,360
Redeemed	(145)	(2,889)
Net Increase (Decrease) in Shares Outstanding	9,043	15,705
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1232 092025

Financial Statements
For the six-months ended July 31, 2025
Vanguard Global Capital Cycles Fund

Contents
Financial Statements	1

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.3%)
Australia (2.4%)
[1]	BHP Group Ltd. ADR	536,939	27,207
	BHP Group Ltd.	694,144	17,531
			44,738
Brazil (5.2%)
	Lojas Renner SA	16,940,271	49,221
[1]	Banco Bradesco SA ADR	16,825,119	46,606
			95,827
Canada (19.0%)
	Barrick Mining Corp.	7,078,468	149,497
	Teck Resources Ltd. Class B	1,611,297	52,248
	Nutrien Ltd.	571,941	33,928
*	Foran Mining Corp.	15,030,755	27,879
	Intact Financial Corp.	123,228	25,471
	Lundin Mining Corp.	2,255,840	23,037
	Sandstorm Gold Ltd.	1,755,815	16,435
	Agnico Eagle Mines Ltd.	128,290	15,954
*	Abaxx Technologies Inc.	755,600	6,926
			351,375
China (2.0%)
*	Baidu Inc. Class A	1,845,426	20,191
	Alibaba Group Holding Ltd.	1,082,348	16,273
			36,464
France (4.4%)
	Societe Generale SA	850,121	54,262
	Engie SA	1,242,788	27,936
			82,198
Hong Kong (1.0%)
	ASMPT Ltd.	2,123,364	17,963
Indonesia (0.4%)
	Bank Negara Indonesia Persero Tbk. PT	31,446,431	7,626
Japan (1.3%)
	Mitsubishi Estate Co. Ltd.	660,400	12,365
[1]	SUMCO Corp.	1,471,100	11,505
			23,870
Mexico (2.9%)
	Cemex SAB de CV ADR	3,062,918	26,647
	America Movil SAB de CV Class B	29,157,763	26,322
			52,969
South Africa (2.3%)
	Valterra Platinum Ltd.	629,276	28,261
*	Valterra Platinum Ltd. (XLON)	336,749	15,032
			43,293
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	1,321,407	67,344
Switzerland (1.7%)
	Swatch Group AG	105,802	18,712
	Adecco Group AG (Registered)	399,849	12,590
			31,302
Taiwan (3.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	277,371	67,018
United Kingdom (25.1%)
	Anglo American plc	2,304,943	64,857
1

Global Capital Cycles Fund
		Shares	Market Value• ($000)
	Prudential plc	4,536,061	57,545
	Unilever plc	811,595	47,089
	British American Tobacco plc	775,722	41,561
	Rio Tinto plc ADR	598,154	35,752
	Tate & Lyle plc	4,376,439	30,901
	Haleon plc	6,026,994	28,271
	Babcock International Group plc	1,811,842	24,841
	Hammerson plc	6,298,113	24,611
	Fresnillo plc	1,231,841	22,713
	Serco Group plc	7,350,730	20,255
	Shell plc	520,603	18,707
	Hays plc	11,993,420	10,082
	Reckitt Benckiser Group plc	128,757	9,650
	Travis Perkins plc	1,344,761	9,634
	Rio Tinto plc	159,663	9,509
	Pagegroup plc	2,689,638	9,408
			465,386
United States (20.4%)
	Wells Fargo & Co.	577,387	46,555
*	Antero Resources Corp.	1,017,305	35,535
*	First Solar Inc.	174,603	30,508
	Pfizer Inc.	1,183,962	27,575
	Archer-Daniels-Midland Co.	506,759	27,456
	Expand Energy Corp.	259,332	27,173
	Intel Corp.	1,328,656	26,307
	American Electric Power Co. Inc.	181,851	20,575
*	NEXTracker Inc. Class A	327,621	19,087
	Marvell Technology Inc.	227,789	18,307
*	Shoals Technologies Group Inc. Class A	3,116,917	16,800
	Merck & Co. Inc.	200,276	15,646
	Viper Energy Inc. Class A	371,732	13,999
*	Centene Corp.	497,519	12,970
*	Fluor Corp.	194,676	11,052
	Universal Health Services Inc. Class B	57,668	9,599
	CVS Health Corp.	151,544	9,411
*	Molina Healthcare Inc.	58,633	9,256
			377,811
Total Common Stocks (Cost $1,486,911)			1,765,184
Preferred Stocks (0.8%)
	Raizen SA Preference Shares (Cost $27,648)	55,688,500	14,122
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.367% (Cost $96,961)	969,716	96,962
Total Investments (101.3%) (Cost $1,611,520)			1,876,268
Other Assets and Liabilities—Net (-1.3%)			(24,487)
Net Assets (100%)			1,851,781
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,863.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $28,638 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,514,559)	1,779,306
Affiliated Issuers (Cost $96,961)	96,962
Total Investments in Securities	1,876,268
Investment in Vanguard	47
Foreign Currency, at Value (Cost $1,570)	1,555
Receivables for Investment Securities Sold	1,246
Receivables for Accrued Income	5,546
Receivables for Capital Shares Issued	1,498
Total Assets	1,886,160
Liabilities
Due to Custodian	1,199
Payables for Investment Securities Purchased	333
Collateral for Securities on Loan	28,638
Payables for Capital Shares Redeemed	3,132
Payables to Investment Advisor	888
Payables to Vanguard	189
Total Liabilities	34,379
Net Assets	1,851,781
1 Includes $27,863 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	3,344,027
Total Distributable Earnings (Loss)	(1,492,246)
Net Assets	1,851,781

Net Assets
Applicable to 118,546,268 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,851,781
Net Asset Value Per Share	$15.62
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends[1]	27,726
Non-Cash Dividends	8,985
Interest[2]	1,260
Securities Lending—Net	173
Total Income	38,144
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,192
Performance Adjustment	499
The Vanguard Group—Note C
Management and Administrative	1,807
Marketing and Distribution	32
Custodian Fees	27
Shareholders' Reports and Proxy Fees	6
Trustees’ Fees and Expenses	—
Other Expenses	23
Total Expenses	3,586
Expenses Paid Indirectly	(5)
Net Expenses	3,581
Net Investment Income	34,563
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	124,847
Foreign Currencies	272
Realized Net Gain (Loss)	125,119
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	120,819
Foreign Currencies	98
Change in Unrealized Appreciation (Depreciation)	120,917
Net Increase (Decrease) in Net Assets Resulting from Operations	280,599
1	Dividends are net of foreign withholding taxes of $1,780.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,224, ($3), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $3,233.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,563	31,111
Realized Net Gain (Loss)	125,119	99,106
Change in Unrealized Appreciation (Depreciation)	120,917	60,905
Net Increase (Decrease) in Net Assets Resulting from Operations	280,599	191,122
Distributions
Total Distributions	(865)	(36,499)
Capital Share Transactions
Issued	299,685	155,989
Issued in Lieu of Cash Distributions	736	30,828
Redeemed	(159,581)	(237,009)
Net Increase (Decrease) from Capital Share Transactions	140,840	(50,192)
Total Increase (Decrease)	420,574	104,431
Net Assets
Beginning of Period	1,431,207	1,326,776
End of Period	1,851,781	1,431,207
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.12	$11.74	$12.43	$11.28	$9.57	$7.97
Investment Operations
Net Investment Income[1]	.303	.284	.377	.392	.356	.197
Net Realized and Unrealized Gain (Loss) on Investments	2.205	1.435	(.672)	1.134	1.715	1.597
Total from Investment Operations	2.508	1.719	(.295)	1.526	2.071	1.794
Distributions
Dividends from Net Investment Income	(.008)	(.339)	(.395)	(.376)	(.361)	(.194)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.339)	(.395)	(.376)	(.361)	(.194)
Net Asset Value, End of Period	$15.62	$13.12	$11.74	$12.43	$11.28	$9.57
Total Return[2]	19.12%	14.76%	-2.52%	13.81%	21.74%	22.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,852	$1,431	$1,327	$1,520	$1,359	$1,182
Ratio of Total Expenses to Average Net Assets[3]	0.43%[4]	0.44%	0.44%	0.43%[4]	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	4.19%	2.16%	3.14%	3.45%	3.28%	2.43%
Portfolio Turnover Rate	28%	32%	67%	63%	57%	70%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.06%, 0.07%, 0.06%, 0.05%, (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.43%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
7

Global Capital Cycles Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index for the preceding five years. For the six months ended July 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $499,000 (0.06%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $47,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2025, these arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	877,982	—	—	877,982
Common Stocks—Other	145,009	742,193	—	887,202
Preferred Stocks	14,122	—	—	14,122
Temporary Cash Investments	96,962	—	—	96,962
Total	1,134,075	742,193	—	1,876,268
F.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,614,241
Gross Unrealized Appreciation	360,014
Gross Unrealized Depreciation	(97,987)
Net Unrealized Appreciation (Depreciation)	262,027
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $1,913,950,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
8

Global Capital Cycles Fund
G.  During the six months ended July 31, 2025, the fund purchased $585,917,000 of investment securities and sold $445,084,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	Shares (000)	Shares (000)
Issued	20,491	11,840
Issued in Lieu of Cash Distributions	53	2,441
Redeemed	(11,072)	(18,185)
Net Increase (Decrease) in Shares Outstanding	9,472	(3,904)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q532 092025
9

Financial Statements
For the six-months ended July 31, 2025
Vanguard Global ESG Select Stock Fund

Contents
Financial Statements	1

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Denmark (2.3%)
	Novo Nordisk A/S Class B	717,987	33,392
France (8.0%)
	L'Oreal SA	104,542	46,258
	Cie Generale des Etablissements Michelin SCA	1,248,381	44,413
	Schneider Electric SE	106,763	27,630
			118,301
Hong Kong (3.4%)
	AIA Group Ltd.	5,403,716	50,385
Japan (6.9%)
	Recruit Holdings Co. Ltd.	784,047	46,518
	Mitsubishi UFJ Financial Group Inc.	2,375,902	32,747
	Nomura Research Institute Ltd.	581,633	23,016
			102,281
Netherlands (10.1%)
	ASML Holding NV	77,030	53,387
	DSM-Firmenich AG	388,064	37,285
	ING Groep NV	1,528,032	35,612
	Wolters Kluwer NV	144,536	22,512
			148,796
Singapore (2.5%)
	DBS Group Holdings Ltd.	994,284	36,495
Spain (3.0%)
	Industria de Diseno Textil SA	925,784	44,222
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,590,316	61,226
United Kingdom (3.9%)
	National Grid plc	2,434,145	34,205
	Compass Group plc	647,320	22,746
			56,951
United States (54.1%)
	Microsoft Corp.	200,502	106,968
	Visa Inc. Class A	157,741	54,495
	Northern Trust Corp.	418,608	54,419
	Merck & Co. Inc.	691,069	53,986
*	Arista Networks Inc.	376,469	46,388
*	Edwards Lifesciences Corp.	582,726	46,216
	Procter & Gamble Co.	294,972	44,384
	Prologis Inc.	412,664	44,064
	Accenture plc Class A	161,701	43,190
	Home Depot Inc.	112,200	41,235
	Weyerhaeuser Co.	1,499,425	37,561
	Texas Instruments Inc.	194,381	35,195
	Deere & Co.	64,910	34,037
	Marriott International Inc. Class A	125,163	33,022
	Danaher Corp.	157,128	30,979
	Automatic Data Processing Inc.	83,110	25,723
*	ServiceNow Inc.	26,789	25,265
	Trane Technologies plc	49,716	21,779
	Progressive Corp.	82,028	19,854
			798,760
Total Common Stocks (Cost $1,141,679)			1,450,809
1

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[1] Vanguard Market Liquidity Fund, 4.367% (Cost $23,361)	233,635	23,361
Total Investments (99.9%) (Cost $1,165,040)		1,474,170
Other Assets and Liabilities—Net (0.1%)		1,850
Net Assets (100%)		1,476,020
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,141,679)	1,450,809
Affiliated Issuers (Cost $23,361)	23,361
Total Investments in Securities	1,474,170
Investment in Vanguard	37
Cash	133
Foreign Currency, at Value (Cost $695)	684
Receivables for Accrued Income	2,273
Receivables for Capital Shares Issued	639
Total Assets	1,477,936
Liabilities
Payables for Investment Securities Purchased	91
Payables for Capital Shares Redeemed	785
Payables to Investment Advisor	853
Payables to Vanguard	187
Total Liabilities	1,916
Net Assets	1,476,020
At July 31, 2025, net assets consisted of:

Paid-in Capital	1,123,450
Total Distributable Earnings (Loss)	352,570
Net Assets	1,476,020

Investor Shares—Net Assets
Applicable to 6,951,956 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	260,597
Net Asset Value Per Share—Investor Shares	$37.49

Admiral™ Shares—Net Assets
Applicable to 25,922,099 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,215,423
Net Asset Value Per Share—Admiral Shares	$46.89
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends[1]	17,851
Interest[2]	370
Total Income	18,221
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,528
Performance Adjustment	204
The Vanguard Group—Note C
Management and Administrative—Investor Shares	393
Management and Administrative—Admiral Shares	1,213
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	31
Custodian Fees	22
Shareholders’ Reports and Proxy Fees—Investor Shares	10
Shareholders’ Reports and Proxy Fees—Admiral Shares	6
Trustees’ Fees and Expenses	—
Other Expenses	12
Total Expenses	3,426
Expenses Paid Indirectly	(1)
Net Expenses	3,425
Net Investment Income	14,796
Realized Net Gain (Loss)
Investment Securities Sold[2]	30,064
Foreign Currencies	2
Realized Net Gain (Loss)	30,066
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(958)
Foreign Currencies	113
Change in Unrealized Appreciation (Depreciation)	(845)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,017
1	Dividends are net of foreign withholding taxes of $962.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $363, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,796	23,799
Realized Net Gain (Loss)	30,066	58,700
Change in Unrealized Appreciation (Depreciation)	(845)	110,035
Net Increase (Decrease) in Net Assets Resulting from Operations	44,017	192,534
Distributions
Investor Shares	(6,391)	(6,237)
Admiral Shares	(27,415)	(28,093)
Total Distributions	(33,806)	(34,330)
Capital Share Transactions
Investor Shares	(7,014)	18,194
Admiral Shares	65,129	102,760
Net Increase (Decrease) from Capital Share Transactions	58,115	120,954
Total Increase (Decrease)	68,326	279,158
Net Assets
Beginning of Period	1,407,694	1,128,536
End of Period	1,476,020	1,407,694
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.26	$32.76	$29.61	$30.97	$26.32	$22.34
Investment Operations
Net Investment Income[1]	.371	.639	.598	.524	.487	.378
Net Realized and Unrealized Gain (Loss) on Investments	.749	4.765	3.111	(1.298)	5.004	3.866
Total from Investment Operations	1.120	5.404	3.709	(.774)	5.491	4.244
Distributions
Dividends from Net Investment Income	(.032)	(.605)	(.559)	(.467)	(.386)	(.229)
Distributions from Realized Capital Gains	(.858)	(.299)	—	(.119)	(.455)	(.035)
Total Distributions	(.890)	(.904)	(.559)	(.586)	(.841)	(.264)
Net Asset Value, End of Period	$37.49	$37.26	$32.76	$29.61	$30.97	$26.32
Total Return[2]	3.22%	16.60%	12.59%	-2.39%	20.86%	19.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$267	$218	$178	$169	$86
Ratio of Total Expenses to Average Net Assets[3]	0.57%[4]	0.58%	0.58%	0.57%	0.56%	0.55%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.77%	1.97%	1.88%	1.61%	1.62%
Portfolio Turnover Rate	22%	33%	25%	38%	19%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.02%, 0.01%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.57%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.59	$40.96	$37.03	$38.73	$32.91	$27.93
Investment Operations
Net Investment Income[1]	.487	.838	.787	.684	.649	.504
Net Realized and Unrealized Gain (Loss) on Investments	.937	5.967	3.880	(1.609)	6.258	4.830
Total from Investment Operations	1.424	6.805	4.667	(.925)	6.907	5.334
Distributions
Dividends from Net Investment Income	(.051)	(.801)	(.737)	(.626)	(.517)	(.310)
Distributions from Realized Capital Gains	(1.073)	(.374)	—	(.149)	(.570)	(.044)
Total Distributions	(1.124)	(1.175)	(.737)	(.775)	(1.087)	(.354)
Net Asset Value, End of Period	$46.89	$46.59	$40.96	$37.03	$38.73	$32.91
Total Return[2]	3.26%	16.72%	12.67%	-2.27%	20.99%	19.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,215	$1,141	$911	$691	$606	$247
Ratio of Total Expenses to Average Net Assets[3]	0.47%[4]	0.48%	0.48%	0.47%	0.46%	0.45%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.86%	2.07%	1.97%	1.71%	1.71%
Portfolio Turnover Rate	22%	33%	25%	38%	19%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.02%, 0.01%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.47%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
8

Global ESG Select Stock Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index since July 31, 2019. For the six months ended July 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net increase of $204,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2025, these arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	798,760	—	—	798,760
Common Stocks—Other	—	652,049	—	652,049
Temporary Cash Investments	23,361	—	—	23,361
Total	822,121	652,049	—	1,474,170
F.  As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,166,927
Gross Unrealized Appreciation	373,093
Gross Unrealized Depreciation	(65,850)
Net Unrealized Appreciation (Depreciation)	307,243
G.  During the six months ended July 31, 2025, the fund purchased $339,219,000 of investment securities and sold $301,460,000 of investment securities, other than temporary cash investments.
H.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,334	909	79,800	2,219
Issued in Lieu of Cash Distributions	5,682	164	5,508	153
Redeemed	(46,030)	(1,276)	(67,114)	(1,871)
Net Increase (Decrease)—Investor Shares	(7,014)	(203)	18,194	501
9

Global ESG Select Stock Fund
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	151,482	3,311	288,803	6,431
Issued in Lieu of Cash Distributions	23,265	539	23,678	526
Redeemed	(109,618)	(2,420)	(209,721)	(4,696)
Net Increase (Decrease)—Admiral Shares	65,129	1,430	102,760	2,261
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5472 092025
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Specialized Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	198,365,028,196	3,575,911,921	N/A	N/A
Mark Loughridge	196,934,676,735	5,006,263,378	N/A	N/A
Scott C. Malpass	197,403,471,840	4,537,468,275	N/A	N/A
John Murphy	198,359,691,283	3,581,248,832	N/A	N/A
Lubos Pastor	198,341,907,502	3,599,032,612	N/A	N/A
Rebecca Patterson	198,590,291,060	3,350,649,056	N/A	N/A
André F. Perold	198,093,175,609	3,847,764,504	N/A	N/A
Salim Ramji	198,175,833,377	3,765,106,738	N/A	N/A
Sarah Bloom Raskin	197,442,385,928	4,498,554,186	N/A	N/A
Grant Reid	198,351,677,256	3,589,262,860	N/A	N/A
David Thomas	198,023,686,889	3,917,253,224	N/A	N/A
Barbara Venneman	198,464,550,167	3,476,389,947	N/A	N/A
Peter F. Volanakis	197,013,900,808	4,927,039,304	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Global Capital Cycles Fund

The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company, LLP (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Real Estate Index Fund

The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.

Investment performance

The board of the Real Estate Index Fund considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of the fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost

Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 18, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.